Leases - Schedule of Supplemental Information on Operating and Finance Leases (Detail) - SOLV Energy Holdings LLC [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Current portion of operating lease liabilities	$ 2,112	$ 1,950
Long-term portion of operating lease liabilities	6,584	6,864
Total operating lease liabilities	8,696	8,814
Current portion of finance lease liabilities	10,866	7,609
Long-term portion of finance lease liabilities	29,975	21,150
Total finance lease liabilities	$ 40,841	$ 28,759
Weighted average remaining lease term - operating	3 years 8 months 12 days	4 years 6 months
Weighted average remaining lease term - finance	3 years 10 months 24 days	3 years 10 months 24 days
Weighted average discount rate - operating	6.79%	7.23%
Weighted average discount rate - finance	5.81%	6.09%